Employee costs and share plans for employees - Alexion employee share award plan (Details) - ADR shares - Alexion employee share award plan EquityInstruments in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) EquityInstruments
Share plans
Number of shares granted | EquityInstruments	20,189
Number of shares forfeited | EquityInstruments	(838)
Number of shares exercised | EquityInstruments	(4,131)
Number of other equity instruments outstanding in share-based payment arrangement at end of period | EquityInstruments	15,220
Weighted average fair value - granted | $	$ 57.54
Weighted average fair value - forfeited | $	57.54
Weighted average fair value - exercised | $	57.54
Weighted average fair value at end of period | $	$ 57.54